Pension And Other Postretirement Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of employee contribution	25.00%	25.00%	25.00%
Employee contribution, subject to employer match	6.00%	6.00%	6.00%
Defined contribution, maximum match	$ 2,500
Employer discretionary contributions	70,910	69,083	64,533
Defined contribution, expected employer contribution in the next fiscal year	71,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution by the employer	2,790,000
Current portion of accrued benefit cost	0	0
Percentage allowance fluctuation before assets are rebalanced	5.00%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution by the employer	1,625,000
Current portion of accrued benefit cost	$ 1,625,000	$ 1,630,000